CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents:
Cash	$ 207,113	$ 132,131
U.S. Treasury bills	9,895
Bank deposits	426,704	331,370
Money market funds	209,690	1,039,648
Total cash and cash equivalents	853,402	1,503,149
Marketable Securities [Abstract]
Total marketable securities	219,353	162,308
Total cash and cash equivalents and marketable securities	1,072,755	1,665,457
U.S. Treasury bills [Member]
Marketable Securities [Abstract]
Total marketable securities	$ 219,353	$ 162,308